Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other current assets

Note 3 – Prepaid expenses and other current assets

	March 31, 2024 $	June 30, 2023 $
	(in thousands)
Prepayments[1]	421	686
R&D tax credit recoverable[2]	6,406	-
GST recoverable	187	191
Total other assets	7,014	877

[1]	Prepayments consist of prepaid clinical trial insurances, prepaid R&D expenditure relating to PsiGAD and IHL-675A clinical trials and scientific, marketing, and adverting subscription services.

[2]	R&D tax incentive receivable for quarter ended March 31, 2024 and the fiscal year ended June 30, 2023.

Note 3 – Prepaid expenses and other current assets

	June 30, 2023 $	June 30, 2022 $
	(in thousands)
Prepayments[1]	686	58
GST recoverable	191	203
Total other assets	877	261

[1]	Prepayments consist of prepaid clinical trial insurances, prepaid R&D expenditure relating to PsiGAD and IHL-675A clinical trials and scientific, marketing, and adverting subscription services.

[2]	R&D tax incentive receivable for the fiscal year ended June 30, 2023.